Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000129443
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gold Bullion Strategy Portfolio
Without Sales Load [Member] | C000129443
Average Annual Return [Line Items]
Average Annual Return, Percent	24.02%	38.36%	9.70%	8.15%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P GSCI Gold Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P GSCI Gold Index
Average Annual Return, Percent	24.39%	39.80%	11.76%	9.90%